MINERAL PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2021
Mineral Property Interests
MINERAL PROPERTY INTERESTS

5. MINERAL PROPERTY INTERESTS

	Acacia Property	Extra High Property	Total
Balance, December 31, 2018	$—	$1	$1
Acquisition costs	7,500	25,000	32,500
Balance, December 31, 2019	$7,500	$25,001	$32,501
Acquisition costs	7,500	—	7,500
Balance, December 31, 2020	$15,000	$25,001	$40,001
Impairment	(15,000)	(25,001)	(40,001)
Balance, December 31, 2021	$—	$—	$-

Acacia Property

On September 30, 2019, the Company entered into a property option agreement (the “Option Agreement”) with Eagle Plains Resources ltd. (“Eagle Plains”) to acquire a 60% interest in the Acacia Property (“Acacia Property”) in Adams Plateau Area of the Province of British Columbia. The following was required to exercise the option:

•	Issuance of 20,000 common shares (issued) to Eagle Plains upon receipt of the current Acacia Property NI 43-101 Technical Report;
•	Incur of a total of $100,000 in property related expenditures on or before the first anniversary of the Option Agreement;
•	Issuance of 10,000 common shares to Eagle Plains and incur a total of $100,000 in property related expenditures on or before the second anniversary of the Option Agreement;
•	Issuance of 10,000 common shares to Eagle Plains and incur a total of $300,000 in property related expenditures on or before the third anniversary of the Option Agreement;
•	Issuance of 10,000 common shares to Eagle Plains and incur a total of $750,000 in property related expenditures on or before the fourth anniversary of the Option Agreement; and
•	Issuance of 10,000 common shares to Eagle Plains and incur a total of $1,250,000 in property related expenditures on or before the fifth anniversary of the Option Agreement.

Within a period of 30 days after each annual anniversary of the Option Agreement, the Company was required to decide whether or not it wishes to continue with the Option Agreement.

On October 15, 2020, the Company entered into an amendment agreement to the Option Agreement with Eagle Plains as the Company was not able to incur the required amount of $100,000 in property related expenditure during the 1st Anniversary. The following are the amendments which were required to exercise the option:

•	Issuance of 20,000 common shares (issued) to Eagle Plans.
•	Commitment to incur $200,000 in property related expenditures during the 2nd period of the agreement.

During November 2021, by mutual consent, the Company and Eagle Plains terminated the Option Agreement dated September 30, 2019 and the Amendment Agreement to the Option Agreement dated October 15, 2020. Accordingly, the Company recorded an impairment loss of $15,000.

Extra High Property

Previously the Company held a 33% interest in the Extra High Claims, located in the Kamloops Mining Division of the Province of British Columbia (“Extra High Property”).

On October 31, 2019, as amended on November 4, 2019, the Company entered into an agreement with Colt Resources Inc. (“Colt Resources”) to purchase the remaining 67% right, interest and title in and to the Extra High Property. The following is required to complete the purchase:

•	a cash consideration of $100,000 of which $25,000 was paid on the closing date and the remaining balance of $75,000 is payable after eighteen months (unpaid); and
•	a 0.5% NSR from commercial production which may be purchased by the Company at any time by making a payment of $500,000.

The Extra High Property claims are to expire on July 31, 2022. The agreement can be terminated by the Company at anytime without any monetary repercussions. As at December 31, 2021, the Company owns a 100% undivided right, interest and title in and to the Extra High Property.

The Extra High Property is subject to a 1.5% Net Smelter Royalty (“NSR”) payable to a third party, 50% of which, or 0.75%, can be purchased by the Company at any time by paying $500,000.

During the year ended December 31, 2021, the Company recorded an impairment loss of $25,001 as the Company has decided not to conduct any further exploration work on the Extra High Property.